Trade Receivables - Summary of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Current trade receivables	$ 16,977	$ 17,135	$ 16,143
Trade receivables
Disclosure of credit risk exposure [line items]
Current trade receivables	18,689	18,650
Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Current trade receivables	$ (1,712)	$ (1,515)